DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated November 21, 2014 to

Statement of Additional Information Dated February 28, 2014

On November 20, 2014, the Board of Trustees of the Diamond Hill Funds (“Trust”) elected a new independent Trustee of the Trust, Tamara L. Fagely. Also on November 20, 2014, the Board of Trustees of the Trust elected a Chief Executive Officer, as well as a new President and a new Secretary, replacing the former President and former Secretary, respectively. With the election of Ms. Fagely and the new officers of the Trust, this Statement of Additional Information is revised as follows:

On pages 38-40, the table listing the names of the Trustees and officers of the Trust is deleted in its entirety and replaced with the following:

Trustees

Name and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	9	None

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus Ohio Office, Jones Day, January 2009 to present; Partner, Jones Day, January 2003 to January 2009.	9	None

D’Ray Moore Rice Year of Birth: 1959	Chairman Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	9	Advisers Investment Trust, July 2011 to present

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), June 2000 to present.	9	None

Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Retired, 2012 to present; Chief Executive Officer, ClearBridge Advisors, LLC, 2009 to 2011; Chairman and Chief Executive Officer, Neuberger Berman Funds, 1988 to 2008; President, Neuberger Berman Management, 1988 to 2008.	9	Neuberger Berman Funds, March 1999 to December 2008

Officers

Name and Age	Position Held	Year First Elected an Officer of the Fund[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	Chief Executive Officer	Since November 2014	Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to present; Chief Operating Officer of Lancaster Pollard & Company, January 2012 to April 2014; Managing Director and Chief Financial Officer of Red Capital Group, October 2005 to January 2012.

Gary R. Young Year of Birth: 1969	President	Since November 2014	Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Controller of Diamond Hill Investment Group, Inc., April 2004 to present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present.

Karen R. Colvin Year of Birth: 1966	Vice President and Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present; Assistant Vice President, Nationwide Financial Services, Inc., September 2000 to June 2009.

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc., 2008 to present.

Eimile J. Moore Year of Birth: 1969	Chief Compliance Officer	Since May 2014	Director, Beacon Hill Fund Services, Inc., September 2011 to present; Vice President, JPMorgan Distribution Services, Inc., 2006 to 2011.

Dana A. Gentile Year of Birth: 1962	Assistant Secretary	Since May 2013	Director, Beacon Hill Fund Services, Inc., 2013 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 1987 to 2013.

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Since May 2014	Director, Beacon Hill Fund Services, Inc., March 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002 to March 2014.

Troy A. Sheets Year of Birth: 1971	Assistant Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc., 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 2002 to 2009.

[1]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
[2]	This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

The following paragraph is hereby added to the end of the section titled “Trustees Attributes” that begins on page 43:

Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager for financial service organizations and mutual funds. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.

This Supplement and the prospectus dated February 28, 2014, and Statement of Additional Information dated

February 28, 2014, provide the information a prospective investor ought to know before investing and should be retained for future reference.